NOTE 2- Significant Accounting Policies: j. Restricted cash (Policies)	12 Months Ended
Dec. 31, 2025
Policies
j. Restricted cash:	j. Restricted cash: Restricted cash is considered by the Company to be deposits held by financial institutions which are used mainly as security for guarantees.